Investments in Associates and Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2024
Text block Explanatory [Abstract]
Summary of Details of Associates
(1) Details of associates as of December 31, 2023 and 2024, are as follows:

	Percentage of ownership (%)		Location	Closing month
	December 31, 2023	December 31, 2024
KIF Investment Fund	33.3%	33.3%	Korea	December
K Bank Inc.	33.7%	33.7%	Korea	December
HD Hyundai Robotics Co., Ltd. 1	10.0%	10.0%	Korea	December
Megazone Cloud Corporation 1	6.8%	6.8%	Korea	December
IGIS No. 468-1 General Private Real Estate Investment Company	44.6%	44.6%	Korea	December
KT-DSC Creative Economy Youth Start-up Investment Fund	28.6%	28.6%	Korea	December
IGIS No. 395 Professional Investors Private Investment Real Estate Investment LLC	35.3%	35.3%	Korea	December

1
As of December 31, 2024, although the Group has less than 20% ownership in ordinary share, this entity is included in investments in associates as the Group has significant influence in determining the operational and financial policies.

Summary of Changes in Investments in Associates and Joint Ventures
(2) Changes in investments in associates and joint ventures for the years ended December 31, 2023 and 2024, are as follows:

	2023
(In millions of Korean won)	Beginning		Acquisition (Disposal)	Share of net profit (loss) from associates and joint ventures 1	Others	Ending
KIF Investment Fund	￦	170,979	—	5,443	632	177,054
K Bank Inc.		852,756	—	1,089	19,036	872,881
HD Hyundai Robotics Co., Ltd.		49,372	—	(1,637)	(1)	47,734
Megazone Cloud Corporation		136,199	—	(4,583)	78	131,694
IGIS No. 468-1 General Private Real Estate Investment Company		23,589	—	(105)	—	23,484
KT-DSC Creative Economy Youth Start-up Investment Fund		22,123	(500)	3,494	—	25,117
IGIS Professional Investors Private Investment Real Estate Investment LLC No 395		16,620	—	(4,678)	—	11,942
LS Marine Solution Co., Ltd.		—	—	255	23,237	23,492
Others		209,084	101,887	(34,912)	(32,568)	243,491

Total	￦	1,480,722	101,387	(35,634)	10,414	1,556,889

	2024
(In millions of Korean won)	Beginning		Acquisition (Disposal)	Share of net profit (loss) from associates and joint ventures 1	Others	Ending
KIF Investment Fund	￦	177,054	—	12,396	1,675	191,125
K Bank Inc.		872,881	—	43,614	1,146	917,641
HD Hyundai Robotics Co., Ltd.		47,734	—	(1,138)	(766)	45,830
Megazone Cloud Corporation		131,694	—	(3,047)	2,126	130,773
IGIS No. 468-1 General Private Real Estate Investment Company		23,484	—	(110)	—	23,374
KT-DSC Creative Economy Youth Start-up Investment Fund		25,117	(275)	(8,046)	(845)	15,951
IGIS No. 395 Professional Investors Private Investment Real Estate Investment LLC		11,942	—	(2,215)	—	9,727
LS Marine Solution Co., Ltd.		23,492	(19,656)	237	(4,073)	—
Others		243,491	41,542	(35,662)	(21,560)	227,811

Total	￦	1,556,889	21,611	6,029	(22,297)	1,562,232

1	The amount represents the fair value of investment at the time the Company lost control (Refer to note above).

Summary of Financial Information of Associates and Joint Ventures
(3) Summarized financial information of associates and joint ventures as at and for the years ended December 31, 2023 and 2024, is as follows:

(in millions of Korean won)	December 31, 2023
	Current assets		Non-current assets	Current liabilities	Non-current liabilities

KIF Investment Fund	￦	128,344	402,819	—	—
K Bank Inc.		21,320,790	89,812	19,541,076	4,516
HD Hyundai Robotics Co., Ltd.		251,868	134,424	106,557	9,775
Megazone Cloud Corporation		874,778	267,605	341,679	205,087
IGIS No. 468-1 General Private Real Estate Investment Company		2,985	49,631	11	—
KT-DSC Creative Economy Youth Start-up Investment Fund		482	87,528	101	—
IGIS No. 395 Professional Investors Private Investment Real Estate Investment LLC		5,690	145,769	107,553	—
LS Marine Solution Co., Ltd .		66,767	80,307	23,906	207

(in millions of Korean won)	December 31, 2024
	Current assets		Non-current assets	Current liabilities	Non-current liabilities

KIF Investment Fund	￦	164,128	409,248	—	—
K Bank Inc.		31,085,824	105,858	29,176,699	10,453
HD Hyundai Robotics Co., Ltd.		235,763	120,778	101,300	4,422
Megazone Cloud Corporation		985,584	470,477	606,267	254,221
IGIS No. 468-1 General Private Real Estate Investment Company		161	52,209	11	—
KT-DSC Creative Economy Youth Start-up Investment Fund		435	55,796	404	—
IGIS No. 395 Professional Investors Private Investment Real Estate Investment LLC		4,558	170,770	133,665	—

(In millions of Korean won)	2023
	Operating revenue		Profit (loss) for the year	Other comprehensive income (loss)	Total comprehensive income (loss)	Dividends received from associates

KIF Investment Fund	￦	33,017	16,330	—	16,330	1,139
K Bank Inc.		946,559	10,560	56,609	67,169	—
Hyundai Robotics Co., Ltd.		167,949	(17,513)	(1,093)	(18,606)	—
Megazone Cloud Corporation		1,410,078	(34,760)	(3,021)	(37,781)	—
IGIS No. 468-1 General Private Real Estate Investment Company		6	(234)	—	(234)	—
KT-DSC Creative Economy Youth Start-up Investment Fund		19,849	12,227	—	12,227	—
IGIS No. 395 Professional Investors Private Investment Real Estate Investment LLC		—	(406)	—	(406)	—
LS Marine Solution Co., Ltd .		70,779	11,618	(289)	11,329	—

(In millions of Korean won)	2024
	Operating revenue		Profit (loss) for the year	Other comprehensive income (loss)	Total comprehensive income (loss)	Dividends received from associates

KIF Investment Fund	￦	57,113	37,187	—	37,187	2,660
K Bank Inc.		1,226,412	136,113	806	136,919	—
Hyundai Robotics Co., Ltd.		226,288	(13,269)	1,311	(11,958)	—
Megazone Cloud Corporation		1,733,976	(18,575)	25,775	7,200	—
IGIS No. 468-1 General Private Real Estate Investment Company		5	(246)	—	(246)	—
KT-DSC Creative Economy Youth Start-up Investment Fund		23,674	(25,851)	—	(25,851)	1,505
IGIS No. 395 Professional Investors Private Investment Real Estate Investment LLC		—	(442)	—	(442)	—

Summary of Reconciliation of Carrying Amount of Interests in the Associates and Joint Ventures
(4) Details of a reconciliation of the summarized financial information to the carrying amount of interests in the associates and joint ventures as at and for the years ended December 31, 2023 and 2024, are as follows:

(in millions of Korean won)	2023
	Net assets (a)		Percentage of ownership (b)	Share in net assets (c)=(a)x(b)	Intercompany transaction and others (d)	Book amount (c)+(d)

KIF Investment Fund	￦	531,164	33.33%	177,054	—	177,054
K Bank Inc.		1,865,010	33.72%	628,910	243,971	872,881
Hyundai Robotics Co., Ltd.		269,960	10.00%	26,996	20,738	47,734
Megazone Cloud Corporation		547,786	6.83%	37,404	94,290	131,694
IGIS No. 468-1 General Private Real Estate Investment Company		52,605	44.64%	23,484	—	23,484
KT-DSC Creative Economy Youth Start-up Investment Fund		87,908	28.57%	25,117	—	25,117
IGIS No. 395 Professional Investors Private Investment Real Estate Investment LLC		43,905	35.29%	15,496	(3,554)	11,942
LS Marine Solution Co., Ltd .		122,961	7.30%	8,972	14,520	23,492

(in millions of Korean won)	2024
	Net assets (a)		Percentage of ownership (b)	Share in net assets (c)=(a)x(b)	Intercompany transaction and others (d)	Book amount (c)+(d)

KIF Investment Fund	￦	573,376	33.33%	191,125	—	191,125
K Bank Inc.		2,004,530	33.72%	675,958	241,683	917,641
Hyundai Robotics Co., Ltd.		250,819	10.00%	25,082	20,748	45,830
Megazone Cloud Corporation		548,558	6.83%	37,457	93,316	130,773
IGIS No. 468-1 General Private Real Estate Investment Company		52,359	44.64%	23,374	—	23,374
KT-DSC Creative Economy Youth Start-up Investment Fund		55,827	28.57%	15,951	—	15,951
IGIS No. 395 Professional Investors Private Investment Real Estate Investment LLC		41,663	35.29%	14,705	(4,978)	9,727